Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Notes receivable from business disposals	$ 6	$ 9
Other investments	7	5
Other assets	30	27
Employee future benefits	37	46
Gross non current assets	80	87
Less: Current portion, included in accounts receivables	(6)	(15)
Other assets	$ 74	$ 72